SPDR S&P 500 ETF Trust

A Unit Investment Trust

Annual Report

September 30, 2012

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR S&P 500 ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates, or its third party licensors.

Precise in a world that isn’t.TM

SPDR S&P 500 ETF Trust

Trust Overview

OBJECTIVE:

The SPDR S&P 500 ETF Trust (the “Trust”) is an exchange traded fund designed to generally correspond to the price and yield performance of the S&P 500 Index (the “Index”).

STRATEGY:

To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

PERFORMANCE OVERVIEW:

The Trust ended its fiscal year on September 30, 2012 with a 12-month total return of 29.96% based on net asset value as compared to the Index return of 30.20%.

The Trust’s performance reflects the operating expenses of the Trust, including brokerage and Trustee fees. The Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500 ETF Trust

Schedule of Investments

September 30, 2012

Common Stocks	Shares	Value

3M Co.	5,841,514	$539,872,724
Abbott Laboratories	14,390,925	986,641,818
Abercrombie & Fitch Co. (Class A)	750,202	25,446,852
Accenture PLC (Class A)	5,833,456	408,516,924
ACE, Ltd.	3,109,291	235,062,400
Adobe Systems, Inc.(a)	4,503,476	146,182,831
Advanced Micro Devices, Inc.(a)	5,204,521	17,539,236
Aetna, Inc.	3,065,196	121,381,762
AFLAC, Inc.	4,293,820	205,588,102
Agilent Technologies, Inc.	3,195,082	122,850,903
AGL Resources, Inc.	1,058,421	43,300,003
Air Products & Chemicals, Inc.	1,941,255	160,541,789
Airgas, Inc.	628,190	51,700,037
Akamai Technologies, Inc.(a)	1,624,130	62,139,214
Alcoa, Inc.	9,670,997	85,588,323
Alexion Pharmaceuticals, Inc.(a)	1,770,179	202,508,478
Allegheny Technologies, Inc.	953,882	30,428,836
Allergan, Inc.	2,820,121	258,266,681
Alpha Natural Resources, Inc.(a)	1,991,206	13,082,223
Altera Corp.	2,916,700	99,124,050
Altria Group, Inc.	18,640,543	622,407,731
Amazon.com, Inc.(a)	3,316,033	843,333,513
Ameren Corp.	2,224,941	72,688,822
American Electric Power Co., Inc.	4,446,279	195,369,499
American Express Co.	9,063,866	515,371,421
American International Group, Inc.(a)	10,694,095	350,659,375
American Tower Corp.	3,623,457	258,678,595
Ameriprise Financial, Inc.	1,932,190	109,535,851
AmerisourceBergen Corp.	2,276,824	88,135,857
Amgen, Inc.	7,068,816	596,042,565
Amphenol Corp. (Class A)	1,468,506	86,465,633
Anadarko Petroleum Corp.	4,581,924	320,368,126
Analog Devices, Inc.	2,740,909	107,416,224
Aon PLC	2,962,900	154,930,041
Apache Corp.	3,587,403	310,202,737
Apartment Investment & Management Co. (Class A)	1,333,808	34,665,670
Apollo Group, Inc. (Class A)(a)	915,381	26,591,818
Apple, Inc.	8,595,329	5,735,319,229
Applied Materials, Inc.	11,350,395	126,727,160
Archer-Daniels-Midland Co.	6,039,172	164,144,695
Assurant, Inc.	735,726	27,442,580
AT&T, Inc.	52,915,205	1,994,903,228
Autodesk, Inc.(a)	2,059,590	68,728,518
Automatic Data Processing, Inc.	4,435,506	260,186,782
AutoNation, Inc.(a)	377,122	16,468,918
Autozone, Inc.(a)	341,563	126,265,594
AvalonBay Communities, Inc.	888,469	120,822,899

Common Stocks	Shares	Value

Avery Dennison Corp.	949,058	$30,199,026
Avon Products, Inc.	3,961,728	63,189,562
Baker Hughes, Inc.	4,030,539	182,301,279
Ball Corp.	1,411,276	59,711,088
Bank of America Corp.	98,820,299	872,583,240
Baxter International, Inc.	5,018,558	302,418,305
BB&T Corp.	6,410,601	212,575,529
Beam, Inc.	1,452,292	83,564,882
Becton, Dickinson & Co.	1,838,210	144,409,778
Bed Bath & Beyond, Inc.(a)	2,108,989	132,866,307
Bemis Co., Inc.	931,217	29,305,399
Berkshire Hathaway, Inc. (Class B)(a)	16,803,224	1,482,044,357
Best Buy Co., Inc.	2,516,604	43,260,423
Big Lots, Inc.(a)	589,010	17,422,916
Biogen Idec, Inc.(a)	2,168,531	323,609,881
BlackRock, Inc.	1,173,527	209,239,864
BMC Software, Inc.(a)	1,347,671	55,914,870
BorgWarner, Inc.(a)	1,039,085	71,811,164
Boston Properties, Inc.	1,382,334	152,899,964
Boston Scientific Corp.(a)	12,979,338	74,501,400
Bristol-Myers Squibb Co.	15,397,670	519,671,362
Broadcom Corp. (Class A)(a)	4,712,800	162,968,624
Brown-Forman Corp. (Class B)	1,388,307	90,587,032
C.H. Robinson Worldwide, Inc.	1,475,026	86,362,772
C.R. Bard, Inc.	715,795	74,907,947
CA, Inc.	3,207,875	82,650,899
Cablevision Systems Corp. (Class A)	1,945,068	30,829,328
Cabot Oil & Gas Corp.	1,925,542	86,456,836
Cameron International Corp.(a)	2,258,332	126,624,675
Campbell Soup Co.	1,617,749	56,330,020
Capital One Financial Corp.	5,327,473	303,719,236
Cardinal Health, Inc.	3,136,152	122,215,843
CareFusion Corp.(a)	2,006,371	56,960,873
CarMax, Inc.(a)	2,093,961	59,259,096
Carnival Corp.	4,093,306	149,160,071
Caterpillar, Inc.	5,990,128	515,390,613
CBRE Group, Inc. (Class A)(a)	2,769,528	50,987,010
CBS Corp. (Class B)	5,466,857	198,610,915
Celgene Corp.(a)	3,987,366	304,634,762
CenterPoint Energy, Inc.	3,879,085	82,624,511
CenturyLink, Inc.	5,709,306	230,655,962
Cerner Corp.(a)	1,324,864	102,557,722
CF Industries Holdings, Inc.	575,314	127,857,783
Chesapeake Energy Corp.	4,782,519	90,246,134
Chevron Corp.	17,993,658	2,097,340,776
Chipotle Mexican Grill, Inc.(a)	287,546	91,307,357
Chubb Corp.	2,448,063	186,738,246
CIGNA Corp.	2,644,154	124,724,744

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2012

Common Stocks	Shares	Value

Cincinnati Financial Corp.	1,344,061	$50,926,471
Cintas Corp.	1,010,219	41,873,578
Cisco Systems, Inc.	48,494,323	925,756,626
Citigroup, Inc.	26,889,619	879,828,334
Citrix Systems, Inc.(a)	1,714,300	131,263,951
Cliffs Natural Resources, Inc.	1,294,228	50,643,142
Clorox Co.	1,183,127	85,244,300
CME Group, Inc.	2,809,326	160,974,380
CMS Energy Corp.	2,429,141	57,206,271
Coach, Inc.	2,607,613	146,078,480
Coca-Cola Enterprises, Inc.	2,542,092	79,491,217
Cognizant Technology Solutions Corp. (Class A)(a)	2,753,671	192,536,676
Colgate-Palmolive Co.	4,092,189	438,764,505
Comcast Corp. (Class A)	24,539,536	877,779,203
Comerica, Inc.	1,783,183	55,367,832
Computer Sciences Corp.	1,393,270	44,877,227
ConAgra Foods, Inc.	3,732,029	102,966,680
ConocoPhillips	11,145,283	637,287,282
CONSOL Energy, Inc.	2,087,353	62,724,958
Consolidated Edison, Inc.	2,685,843	160,855,137
Constellation Brands, Inc. (Class A)(a)	1,382,135	44,712,067
Cooper Industries PLC	1,465,866	110,027,902
Corning, Inc.	13,768,710	181,058,537
Costco Wholesale Corp.	3,964,375	396,933,047
Coventry Health Care, Inc.	1,214,201	50,620,040
Covidien PLC	4,402,570	261,600,709
Crown Castle International Corp.(a)	2,681,244	171,867,740
CSX Corp.	9,536,032	197,872,664
Cummins, Inc.	1,626,243	149,955,867
CVS Caremark Corp.	11,667,482	564,939,478
D.R. Horton, Inc.	2,509,585	51,797,834
Danaher Corp.	5,354,385	295,294,333
Darden Restaurants, Inc.	1,164,333	64,911,565
DaVita, Inc.(a)	782,272	81,051,202
Dean Foods Co.(a)	1,646,773	26,924,739
Deere & Co.	3,600,163	296,977,446
Dell, Inc.	13,481,552	132,928,103
Denbury Resources, Inc.(a)	3,536,598	57,151,424
DENTSPLY International, Inc.	1,266,291	48,296,339
Devon Energy Corp.	3,454,028	208,968,694
Diamond Offshore Drilling, Inc.	625,316	41,152,046
DIRECTV(a)	5,761,520	302,249,339
Discover Financial Services	4,721,336	187,578,679
Discovery Communications, Inc. (Class A)(a)	2,266,195	135,133,208
Dollar Tree, Inc.(a)	2,103,781	101,560,028
Dominion Resources, Inc.	5,257,031	278,307,221

Common Stocks	Shares	Value

Dover Corp.	1,664,697	$99,032,825
Dr. Pepper Snapple Group, Inc.	1,921,964	85,585,057
DTE Energy Co.	1,574,722	94,388,837
Duke Energy Corp.	6,456,335	418,370,508
Dun & Bradstreet Corp.	407,352	32,433,366
E*TRADE Financial Corp.(a)	2,267,732	19,978,719
E. I. du Pont de Nemours & Co.	8,532,308	428,919,123
Eastman Chemical Co.	1,383,621	78,880,233
Eaton Corp.	3,095,627	146,299,332
eBay, Inc.(a)	10,633,226	514,754,471
Ecolab, Inc.	2,418,693	156,755,493
Edison International	2,987,592	136,503,078
Edwards Lifesciences Corp.(a)	1,060,882	113,906,900
Electronic Arts, Inc.(a)	2,886,551	36,630,332
Eli Lilly & Co.	9,363,780	443,936,810
EMC Corp.(a)	19,244,632	524,801,115
Emerson Electric Co.	6,670,340	321,977,312
Ensco PLC (Class A)	2,127,790	116,092,222
Entergy Corp.	1,608,206	111,448,676
EOG Resources, Inc.	2,476,070	277,443,643
EQT Corp.	1,371,976	80,946,584
Equifax, Inc.	1,090,939	50,815,939
Equity Residential	2,760,116	158,789,473
Exelon Corp.	7,826,683	278,473,381
Expedia, Inc.	873,559	50,526,653
Expeditors International of Washington, Inc.	1,905,559	69,286,125
Express Scripts Holding Co.(a)	7,433,349	465,847,982
Exxon Mobil Corp.	42,331,566	3,871,221,711
F5 Networks, Inc.(a)	720,167	75,401,485
Family Dollar Stores, Inc.	892,461	59,170,164
Fastenal Co.	2,475,555	106,424,109
Federated Investors, Inc. (Class B)	835,317	17,282,709
FedEx Corp.	2,681,555	226,913,184
Fidelity National Information Services, Inc.	2,294,434	71,632,229
Fifth Third Bancorp	8,342,255	129,388,375
First Horizon National Corp.	2,291,130	22,063,582
First Solar, Inc.(a)	531,429	11,768,495
FirstEnergy Corp.	3,834,971	169,122,221
Fiserv, Inc.(a)	1,239,179	91,736,421
FLIR Systems, Inc.	1,398,055	27,926,149
Flowserve Corp.	463,554	59,214,388
Fluor Corp.	1,536,092	86,451,258
FMC Corp.	1,245,894	68,997,610
FMC Technologies, Inc.(a)	2,160,241	100,019,158
Ford Motor Co.	34,973,144	344,835,200
Forest Laboratories, Inc.(a)	2,149,348	76,538,282
Fossil, Inc.(a)	501,811	42,503,392
Franklin Resources, Inc.	1,285,119	160,729,833

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2012

Common Stocks	Shares	Value

Freeport-McMoRan Copper & Gold, Inc.	8,704,267	$344,514,888
Frontier Communications Corp.	8,952,121	43,865,393
GameStop Corp. (Class A)	1,182,864	24,840,144
Gannett Co., Inc.	2,148,088	38,128,562
General Dynamics Corp.	3,045,520	201,369,782
General Electric Co.	96,826,793	2,198,936,469
General Mills, Inc.	5,944,316	236,880,993
Genuine Parts Co.	1,415,443	86,384,486
Genworth Financial, Inc. (Class A)(a)	4,410,197	23,065,330
Gilead Sciences, Inc.(a)	6,937,647	460,174,126
Google, Inc. (Class A)(a)	2,427,195	1,831,318,627
H&R Block, Inc.	2,488,709	43,129,327
H.J. Heinz Co.	2,936,235	164,282,348
Halliburton Co.	8,506,274	286,576,371
Harley-Davidson, Inc.	2,102,097	89,065,850
Harman International Industries, Inc.	627,428	28,962,076
Harris Corp.	1,033,425	52,932,029
Hartford Financial Services Group, Inc.	3,996,759	77,696,995
Hasbro, Inc.	1,050,479	40,096,783
HCP, Inc.	3,936,814	175,109,487
Health Care REIT, Inc.	2,331,302	134,632,691
Helmerich & Payne, Inc.	961,706	45,786,823
Hess Corp.	2,747,851	147,614,556
Hewlett-Packard Co.	18,030,949	307,607,990
Honeywell International, Inc.	7,157,273	427,647,062
Hormel Foods Corp.	1,246,179	36,438,274
Hospira, Inc.(a)	1,484,728	48,728,773
Host Hotels & Resorts, Inc.	6,625,051	106,332,069
Hudson City Bancorp, Inc.	4,358,335	34,692,347
Humana, Inc.	1,481,369	103,918,035
Huntington Bancshares, Inc.	7,773,611	53,637,916
Illinois Tool Works, Inc.	3,962,392	235,643,452
Ingersoll-Rand PLC	2,688,262	120,487,903
Integrys Energy Group, Inc.	696,678	36,366,592
Intel Corp.	45,880,402	1,040,567,517
IntercontinentalExchange, Inc.(a)	660,476	88,114,103
International Business Machines Corp.	9,862,947	2,046,068,355
International Flavors & Fragrances, Inc.	729,319	43,452,826
International Game Technology	2,421,625	31,699,071
International Paper Co.	4,010,011	145,643,600
Intuit, Inc.	2,534,115	149,208,691
Intuitive Surgical, Inc.(a)	366,140	181,469,968
Invesco, Ltd.	4,059,288	101,441,607
Iron Mountain, Inc.	1,388,118	47,348,705

Common Stocks	Shares	Value

J.C. Penney Co., Inc.	1,290,186	$31,338,618
Jabil Circuit, Inc.	1,713,563	32,077,899
Jacobs Engineering Group, Inc.(a)	1,189,865	48,106,242
JDS Uniphase Corp.(a)	2,045,092	25,328,464
Johnson & Johnson	25,279,291	1,741,995,943
Johnson Controls, Inc.	6,270,463	171,810,686
Joy Global, Inc.	958,852	53,753,243
JPMorgan Chase & Co.	34,834,535	1,410,101,977
Juniper Networks, Inc.(a)	4,765,887	81,544,327
Kellogg Co.	2,263,357	116,925,023
KeyCorp	8,561,409	74,826,715
Kimberly-Clark Corp.	3,620,555	310,571,208
Kimco Realty Corp.	3,731,465	75,636,796
Kinder Morgan, Inc.	5,230,464	185,786,081
KLA-Tencor Corp.	1,504,194	71,757,575
Kohl’s Corp.	1,982,255	101,531,101
Kraft Foods, Inc. (Class A)	16,272,625	672,873,044
L-3 Communications Holdings, Inc.	884,961	63,460,553
Laboratory Corp. of America Holdings(a)	879,857	81,360,377
Lam Research Corp.(a)	1,652,988	52,540,224
Legg Mason, Inc.	1,121,105	27,668,871
Leggett & Platt, Inc.	1,280,789	32,083,764
Lennar Corp. (Class A)	1,492,981	51,910,949
Leucadia National Corp.	1,775,269	40,387,370
Life Technologies Corp.(a)	1,620,948	79,231,938
Limited Brands, Inc.	2,193,160	108,035,062
Lincoln National Corp.	2,591,218	62,681,563
Linear Technology Corp.	2,089,976	66,565,736
Lockheed Martin Corp.	2,468,552	230,513,386
Loews Corp.	2,864,786	118,201,070
Lorillard, Inc.	1,197,704	139,472,631
Lowe’s Cos., Inc.	10,464,361	316,442,277
LSI Corp.(a)	5,155,411	35,623,890
LyondellBasell Industries NV (Class A)	3,106,743	160,494,343
M & T Bank Corp.	1,104,593	105,113,070
Macy’s, Inc.	3,739,814	140,691,803
Marathon Oil Corp.	6,464,646	191,159,582
Marathon Petroleum Corp.	3,094,270	168,916,199
Marriott International, Inc. (Class A)	2,310,722	90,349,230
Marsh & McLennan Cos., Inc.	4,990,343	169,322,338
Masco Corp.	3,226,083	48,552,549
MasterCard, Inc. (Class A)	984,105	444,303,725
Mattel, Inc.	3,126,523	110,929,036
McCormick & Co., Inc.	1,196,005	74,200,150
McDonald’s Corp.	9,248,695	848,567,766
McKesson Corp.	2,164,113	186,178,641

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2012

Common Stocks	Shares	Value

Mead Johnson Nutrition Co.	1,868,346	$136,912,395
MeadWestvaco Corp.	1,591,723	48,706,724
Medtronic, Inc.	9,356,595	403,456,376
Merck & Co., Inc.	27,926,734	1,259,495,703
MetLife, Inc.	9,740,516	335,658,181
MetroPCS Communications, Inc.(a)	2,895,609	33,907,581
Microchip Technology, Inc.	1,757,583	57,543,267
Micron Technology, Inc.(a)	9,325,896	55,815,488
Microsoft Corp.	69,173,970	2,060,000,827
Molex, Inc.	1,233,122	32,406,446
Molson Coors Brewing Co. (Class B)	1,426,864	64,280,223
Monsanto Co.	4,886,971	444,812,100
Monster Beverage Corp.(a)	1,407,560	76,233,450
Moody’s Corp.	1,770,616	78,208,109
Morgan Stanley	12,703,252	212,652,438
Motorola Solutions, Inc.	2,652,419	134,079,780
Murphy Oil Corp.	1,741,954	93,525,510
Mylan, Inc.(a)	3,680,887	89,813,643
Nabors Industries, Ltd.(a)	2,590,415	36,343,522
National-Oilwell Varco, Inc.	3,910,008	313,230,741
NetApp, Inc.(a)	3,293,353	108,285,447
Netflix, Inc.(a)	500,313	27,237,040
Newell Rubbermaid, Inc.	2,612,461	49,871,880
Newfield Exploration Co.(a)	1,237,590	38,761,319
Newmont Mining Corp.	4,549,355	254,809,374
News Corp. (Class A)	18,680,105	458,222,976
NextEra Energy, Inc.	3,875,541	272,566,799
NIKE, Inc. (Class B)	3,370,822	319,924,716
NiSource, Inc.	2,579,244	65,719,137
Noble Corp.(a)	2,316,168	82,872,491
Noble Energy, Inc.	1,630,557	151,168,939
Nordstrom, Inc.	1,446,882	79,838,949
Norfolk Southern Corp.	2,955,806	188,077,936
Northeast Utilities	2,877,356	110,001,320
Northern Trust Corp.	2,010,519	93,318,239
Northrop Grumman Corp.	2,276,950	151,257,789
NRG Energy, Inc.	2,081,190	44,516,654
Nucor Corp.	2,910,848	111,369,044
NVIDIA Corp.(a)	5,680,140	75,773,068
NYSE Euronext(b)	2,305,912	56,840,731
O’Reilly Automotive, Inc.(a)	1,079,001	90,226,064
Occidental Petroleum Corp.	7,427,050	639,171,923
Omnicom Group, Inc.	2,471,812	127,446,627
Oneok, Inc.	1,867,340	90,211,195
Oracle Corp.	34,932,798	1,100,033,809
Owens-Illinois, Inc.(a)	1,474,734	27,666,010
PACCAR, Inc.	3,229,348	129,254,654
Pall Corp.	1,046,192	66,422,730

Common Stocks	Shares	Value

Parker-Hannifin Corp.	1,365,505	$114,128,908
Patterson Cos., Inc.	792,192	27,124,654
Paychex, Inc.	2,960,351	98,550,085
Peabody Energy Corp.	2,468,706	55,027,457
Pentair, Inc.(a)	922,200	41,047,122
People’s United Financial, Inc.	3,262,228	39,603,448
Pepco Holdings, Inc.	2,040,477	38,565,015
PepsiCo, Inc.	14,271,799	1,010,015,215
PerkinElmer, Inc.	1,021,756	30,111,149
Perrigo Co.	807,009	93,750,236
Pfizer, Inc.	68,495,163	1,702,104,801
PG&E Corp.	3,909,832	166,832,531
Philip Morris International, Inc.	15,460,752	1,390,540,035
Phillips 66	5,748,340	266,550,526
Pinnacle West Capital Corp.	978,661	51,673,301
Pioneer Natural Resources Co.	1,128,317	117,796,295
Pitney Bowes, Inc.	1,825,817	25,232,791
Plum Creek Timber Co., Inc.	1,454,959	63,785,403
PNC Financial Services Group, Inc.	4,854,477	306,317,499
PPG Industries, Inc.	1,399,984	160,774,163
PPL Corp.	5,325,389	154,702,550
Praxair, Inc.	2,734,355	284,044,797
Precision Castparts Corp.	1,332,709	217,684,688
priceline.com, Inc.(a)	456,802	282,637,101
Principal Financial Group, Inc.	2,547,631	68,633,179
ProLogis, Inc.	4,224,153	147,972,080
Prudential Financial, Inc.	4,253,503	231,858,449
Public Service Enterprise Group, Inc.	4,639,282	149,292,095
Public Storage, Inc.	1,321,435	183,904,109
Pulte Group, Inc.(a)	3,036,486	47,065,533
QEP Resources, Inc.	1,593,828	50,460,594
QUALCOMM, Inc.	15,620,995	976,155,978
Quanta Services, Inc.(a)	1,911,473	47,213,383
Quest Diagnostics, Inc.	1,455,870	92,345,834
R.R. Donnelley & Sons Co.	1,671,714	17,720,168
Ralph Lauren Corp.	560,193	84,717,987
Range Resources Corp.	1,472,689	102,896,780
Raytheon Co.	3,024,017	172,852,812
Red Hat, Inc.(a)	1,769,809	100,772,924
Regions Financial Corp.	12,797,378	92,269,095
Republic Services, Inc.	2,746,472	75,555,445
Reynolds American, Inc.	3,010,261	130,464,712
Robert Half International, Inc.	1,294,071	34,461,111
Rockwell Automation, Inc.	1,289,223	89,665,460
Rockwell Collins, Inc.	1,316,916	70,639,374
Roper Industries, Inc.	896,888	98,559,022
Ross Stores, Inc.	2,048,208	132,314,237
Rowan Companies PLC (Class A)(a)	1,125,889	38,021,272

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2012

Common Stocks	Shares	Value

Ryder System, Inc.	460,982	$18,005,957
Safeway, Inc.	2,177,258	35,032,081
SAIC, Inc.	2,506,860	30,182,594
Salesforce.com, Inc.(a)	1,174,169	179,283,865
SanDisk Corp.(a)	2,200,556	95,570,147
SCANA Corp.	1,201,374	57,990,323
Schlumberger, Ltd.	12,169,868	880,246,552
Scripps Networks Interactive (Class A)	792,406	48,519,019
Seagate Technology PLC	3,206,527	99,402,337
Sealed Air Corp.	1,736,948	26,853,216
Sempra Energy	2,063,615	133,082,531
Sherwin-Williams Co.	777,010	115,704,559
Sigma-Aldrich Corp.	1,096,726	78,931,370
Simon Property Group, Inc.	2,781,658	422,283,501
SLM Corp.	4,420,017	69,482,667
Snap-on, Inc.	523,986	37,658,874
Southern Co.	8,020,558	369,667,518
Southwest Airlines Co.	6,970,113	61,127,891
Southwestern Energy Co.(a)	3,167,639	110,170,484
Spectra Energy Corp.	5,986,563	175,765,490
Sprint Nextel Corp.(a)	27,512,293	151,867,857
St. Jude Medical, Inc.	2,850,482	120,090,807
Stanley Black & Decker, Inc.	1,539,336	117,374,370
Staples, Inc.	6,258,252	72,095,063
Starbucks Corp.	6,968,631	353,658,023
Starwood Hotels & Resorts Worldwide, Inc.	1,781,489	103,255,102
State Street Corp.(c)	4,420,941	185,502,684
Stericycle, Inc.(a)	774,302	70,089,817
Stryker Corp.	2,657,107	147,894,576
Sunoco, Inc.	959,532	44,934,884
SunTrust Banks, Inc.	4,937,742	139,589,966
Symantec Corp.(a)	6,545,266	117,814,788
Sysco Corp.	5,378,759	168,193,794
T. Rowe Price Group, Inc.	2,315,953	146,599,825
Target Corp.	5,986,137	379,940,115
TE Connectivity, Ltd.	3,922,819	133,415,074
TECO Energy, Inc.	1,933,072	34,292,697
Tenet Healthcare Corp.(a)	3,715,518	23,296,298
Teradata Corp.(a)	1,531,623	115,499,690
Teradyne, Inc.(a)	1,672,564	23,783,860
Tesoro Corp.	1,271,868	53,291,269
Texas Instruments, Inc.	10,433,882	287,453,449
Textron, Inc.	2,544,744	66,595,950
The AES Corp.(a)	5,838,202	64,045,076
The Allstate Corp.	4,461,279	176,711,261
The Bank of New York Mellon Corp.	10,797,685	244,243,635
The Boeing Co.	6,216,145	432,768,015
The Charles Schwab Corp.	10,045,187	128,477,942

Common Stocks	Shares	Value

The Coca-Cola Co.	35,510,532	$1,346,914,479
The Dow Chemical Co.	10,985,991	318,154,299
The Estee Lauder Cos., Inc. (Class A)	2,198,790	135,379,500
The Gap, Inc.	2,739,783	98,029,436
The Goldman Sachs Group, Inc.	4,138,980	470,519,246
The Goodyear Tire & Rubber Co.(a)	2,189,756	26,693,126
The Hershey Co.	1,381,293	97,919,861
The Home Depot, Inc.	13,855,904	836,480,924
The Interpublic Group of Cos., Inc.	4,040,305	44,928,192
The JM Smucker Co.	1,025,376	88,520,710
The Kroger Co.	5,086,954	119,746,897
The McGraw-Hill Cos., Inc.	2,569,269	140,256,395
The Mosaic Co.	2,539,378	146,293,567
The NASDAQ OMX Group, Inc.	1,110,575	25,870,845
The Procter & Gamble Co.	25,253,126	1,751,556,819
The Progressive Corp.	5,146,818	106,745,005
The Travelers Cos., Inc.	3,522,312	240,433,017
The Walt Disney Co.	16,451,724	860,096,131
The Washington Post Co. (Class B)	44,014	15,978,402
The Western Union Co.	5,565,120	101,396,486
The Williams Cos., Inc.	5,744,321	200,878,905
Thermo Fisher Scientific, Inc.	3,334,377	196,161,399
Tiffany & Co.	1,092,911	67,629,333
Time Warner Cable, Inc.	2,833,503	269,352,795
Time Warner, Inc.	8,689,386	393,889,867
Titanium Metals Corp.	749,037	9,610,145
TJX Cos., Inc.	6,750,555	302,357,358
Torchmark Corp.	893,527	45,882,611
Total System Services, Inc.	1,460,947	34,624,444
TripAdvisor, Inc.(a)	1,003,633	33,049,635
Tyco International, Ltd.	4,217,289	237,264,679
Tyson Foods, Inc. (Class A)	2,643,001	42,340,876
U.S. Bancorp	17,378,992	596,099,426
Union Pacific Corp.	4,343,364	515,557,307
United Parcel Service, Inc. (Class B)	6,591,084	471,723,882
United States Steel Corp.	1,293,839	24,673,510
United Technologies Corp.	7,703,835	603,133,242
UnitedHealth Group, Inc.	9,470,222	524,745,001
Unum Group	2,595,951	49,894,178
Urban Outfitters, Inc.(a)	1,001,451	37,614,500
V.F. Corp.	805,985	128,441,770
Valero Energy Corp.	5,020,353	159,044,783
Varian Medical Systems, Inc.(a)	1,017,145	61,354,186
Ventas, Inc.	2,707,309	168,529,985
VeriSign, Inc.(a)	1,440,085	70,117,739
Verizon Communications, Inc.	26,121,831	1,190,371,839
Viacom, Inc. (Class B)	4,350,034	233,118,322

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2012

Common Stocks	Shares	Value

Visa, Inc. (Class A)	4,788,707	$643,027,576
Vornado Realty Trust	1,553,049	125,874,621
Vulcan Materials Co.	1,186,363	56,114,970
W.W. Grainger, Inc.	554,301	115,499,699
Wal-Mart Stores, Inc.	15,418,913	1,137,915,779
Walgreen Co.	7,859,239	286,390,669
Waste Management, Inc.	4,000,254	128,328,148
Waters Corp.(a)	810,647	67,551,215
Watson Pharmaceuticals, Inc.(a)	1,170,335	99,665,729
WellPoint, Inc.	2,994,363	173,702,998
Wells Fargo & Co.	45,110,778	1,557,675,164
Western Digital Corp.	2,099,105	81,298,337
Weyerhaeuser Co.	4,931,280	128,903,659
Whirlpool Corp.	711,069	58,954,731
Whole Foods Market, Inc.	1,573,440	153,253,056
Windstream Corp.	5,323,590	53,821,495
Wisconsin Energy Corp.	2,089,818	78,723,444
WPX Energy, Inc.(a)	1,770,629	29,374,735
Wyndham Worldwide Corp.	1,322,459	69,402,648
Wynn Resorts, Ltd.	722,352	83,388,315

Common Stocks	Shares	Value

Xcel Energy, Inc.	4,470,595	$123,880,187
Xerox Corp.	12,232,066	89,783,365
Xilinx, Inc.	2,385,490	79,699,221
XL Group PLC	2,830,430	68,015,233
Xylem, Inc.	1,667,460	41,936,619
Yahoo!, Inc.(a)	9,588,095	153,169,818
Yum! Brands, Inc.	4,169,406	276,598,394
Zimmer Holdings, Inc.	1,599,432	108,153,592
Zions Bancorporation	1,659,088	34,268,463

Total Common Stocks(d) (Cost $120,692,603,717)		$118,116,973,886

(a)	Non-income producing security
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of the Trustee. See the table below for more information.
(d)	The values of the securities of the Trust are determined based on Level 1 inputs. (Note 2)

REIT = Real Estate Investment Trust

Investments in Affiliates of the Trustee and the Sponsor

SPDR S&P 500 ETF Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and the Sponsor (NYSE Euronext). Amounts related to these investments at September 30, 2012, and for the year then ended are (Note 3):

	Number of Shares Held at 9/30/11	Cost at 9/30/11	Value at 9/30/11	Purchased		Sold		Number of Shares Held at 9/30/12	Value at 9/30/12	Dividend Income	Realized Gain (Loss)
				Cost	Shares	Proceeds	Shares
State Street Corp.	3,942,241	$183,476,808	$126,782,471	$283,069,965	6,766,009	$258,571,619	6,287,309	4,420,941	$185,502,684	$3,785,256	$801,455
NYSE Euronext	2,043,815	71,544,918	47,498,261	95,171,941	3,550,580	87,118,153	3,288,483	2,305,912	56,840,731	2,521,378	(1,219,842)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

September 30, 2012

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2012*

INDUSTRY	PERCENT OF NET ASSETS**
Oil, Gas & Consumable Fuels	9.39%
Pharmaceuticals	6.20
Computers & Peripherals	6.00
IT Services	3.88
Insurance	3.78
Software	3.58
Media	3.53
Diversified Financial Services	3.06
Diversified Telecommunication Services	2.97
Commercial Banks	2.86
Industrial Conglomerates	2.77
Beverages	2.44
Food & Staples Retailing	2.42
Chemicals	2.39
Aerospace & Defense	2.23
Internet Software & Services	2.23
Household Products	2.19
Specialty Retail	2.11
Real Estate Investment Trusts (REITs)	2.08
Semiconductors & Semiconductor Equipment	2.01
Electric Utilities	1.95
Tobacco	1.93
Communications Equipment	1.92
Health Care Providers & Services	1.92
Energy Equipment & Services	1.90
Machinery	1.88
Hotels, Restaurants & Leisure	1.83
Capital Markets	1.80
Health Care Equipment & Supplies	1.78
Food Products	1.71
Biotechnology	1.60
Multi-Utilities	1.35
Internet & Catalog Retail	1.05
Consumer Finance	0.91
Road & Rail	0.78
Metals & Mining	0.77
Multiline Retail	0.77
Air Freight & Logistics	0.72
Textiles, Apparel & Luxury Goods	0.61
Electrical Equipment	0.52
Life Sciences Tools & Services	0.42
Electronic Equipment, Instruments & Components	0.42
Commercial Services & Supplies	0.37
Automobiles	0.37
Wireless Telecommunication Services	0.30
Household Durables	0.27
Auto Components	0.23

INDUSTRY	PERCENT OF NET ASSETS**
Trading Companies & Distributors	0.19%
Personal Products	0.17
Paper & Forest Products	0.16
Construction & Engineering	0.15
Leisure Equipment & Products	0.13
Containers & Packaging	0.12
Gas Utilities	0.11
Professional Services	0.10
Independent Power Producers & Energy Traders	0.09
Health Care Technology	0.09
Office Electronics	0.08
Distributors	0.07
Thrifts & Mortgage Finance	0.06
Diversified Consumer Services	0.06
Airlines	0.05
Construction Materials	0.05
Real Estate Management & Development	0.04
Building Products	0.04
Other Assets & Liabilities	0.04

Total	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percent of total net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

September 30, 2012

ASSETS
Investments in unaffiliated issuers, at value	$117,874,630,471
Investments in affiliates of the Trustee and the Sponsor, at value	242,343,415

Total investments	118,116,973,886
Cash	562,995,481
Receivable for investments sold	47,192,662
Dividends receivable — unaffiliated issuers	141,557,038
Dividends receivable — affiliated issuers	1,078,457

Total Assets	118,869,797,524

LIABILITIES
Payable for investments purchased	54,855,068
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	249,568
Income distribution payable	622,376,885
Accrued Trustee expense	2,681,891
Accrued expenses and other liabilities	25,015,036

Total Liabilities	705,178,448

NET ASSETS	$118,164,619,076

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$128,375,117,286
Distribution in excess of net investment income	(615,214,265)
Accumulated net realized loss on investments	(7,019,654,114)
Net unrealized depreciation on investments	(2,575,629,831)

NET ASSETS	$118,164,619,076

NET ASSET VALUE PER UNIT	$144.00

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR VALUE	820,582,116

COST OF INVESTMENTS:
Unaffiliated issuers	$120,405,448,243
Affiliates of the Trustee and the Sponsor	287,155,474

Total Cost of Investments	$120,692,603,717

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$2,135,559,412	$1,783,414,525	$1,516,348,569
Dividend income — affiliates of the Trustee and the Sponsor	6,306,634	4,579,162	155,923

Total Investment Income	2,141,866,046	1,787,993,687	1,516,504,492

EXPENSES
Trustee expense	55,224,103	49,583,282	40,693,484
S&P license fee	30,163,235	27,574,288	21,931,368
Marketing expense	19,708,823	17,790,322	14,620,912
Legal and audit services	895,131	262,513	422,917
Other expenses	2,692,302	1,438,294	1,543,741

Total Expenses	108,683,594	96,648,699	79,212,422
Trustee expense waiver	(15,559,404)	(12,589,426)	(10,128,612)

Net Expenses	93,124,190	84,059,273	69,083,810

NET INVESTMENT INCOME	2,048,741,856	1,703,934,414	1,447,420,682

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	8,742,019,176	12,378,051,573	16,730,164,234
Investment transactions — affiliates of the Trustee and the Sponsor	(418,387)	14,104,238	8,836,491
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	13,032,032,478	(13,392,528,820)	(11,825,602,638)
Investment transactions — affiliates of the Trustee and the Sponsor	35,928,935	(49,684,986)	(66,024,806)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	21,809,562,202	(1,050,057,995)	4,847,373,281

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,858,304,058	$653,876,419	$6,294,793,963

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,048,741,856	$1,703,934,414	$1,447,420,682
Net realized gain (loss) on investment transactions	8,741,600,789	12,392,155,811	16,739,000,725
Net change in unrealized appreciation (depreciation)	13,067,961,413	(13,442,213,806)	(11,891,627,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,858,304,058	653,876,419	6,294,793,963

NET EQUALIZATION CREDITS AND CHARGES	115,422,459	136,345,475	102,137,436

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(2,209,395,148)	(1,859,515,384)	(1,549,861,683)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from sale of Units	412,781,633,972	442,329,234,719	400,829,082,743
Proceeds from reinvestment of distributions	—	—	2,216,596
Cost of Units repurchased	(397,131,183,744)	(438,449,217,218)	(399,041,216,070)
Net income equalization (Note 2)	(115,422,459)	(136,345,475)	(102,137,436)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	15,535,027,769	3,743,672,026	1,687,945,833

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	37,299,359,138	2,674,378,536	6,535,015,549
NET ASSETS AT BEGINNING OF PERIOD	80,865,259,938	78,190,881,402	71,655,865,853

NET ASSETS AT END OF PERIOD*	$118,164,619,076	$80,865,259,938	$78,190,881,402

UNIT TRANSACTIONS:
Units sold	3,116,800,000	3,550,100,000	3,614,350,000
Units issued from reinvestment of distributions	—	—	21,395
Units redeemed	(3,011,050,000)	(3,520,350,000)	(3,607,000,000)

NET INCREASE (DECREASE)	105,750,000	29,750,000	7,371,395

*Includes undistributed (distribution in excess of) net investment income	$(615,214,265)	$(478,294,653)	$(426,704,977)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010	For the Year Ended September 30, 2009	For the Year Ended September 30, 2008
Net asset value, beginning of year	$113.12	$114.13	$105.73	$116.52	$152.48

Investment operations:
Net investment income(1)	2.77	2.42	2.20	2.32	2.72
Net realized and unrealized gain (loss) on investments	30.80	(1.16)	8.24	(10.90)	(36.28)

Total from investment operations	33.57	1.26	10.44	(8.58)	(33.56)

Net equalization credits and charges(1)	0.16	0.19	0.16	0.10	0.38

Less distributions from:
Net investment income	(2.85)	(2.46)	(2.20)	(2.31)	(2.78)

Net asset value, end of year	$144.00	$113.12	$114.13	$105.73	$116.52

Total return(2)	29.96%	1.01%	10.08%	(6.90)%	(21.84)%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	2.08%	1.92%	1.98%	2.58%	1.99%
Total expenses(3)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses excluding Trustee earnings credit	0.11%	0.11%	0.11%	0.10%	0.11%
Total expenses excluding Trustee earnings credit and fee waivers	0.11%	0.11%	0.11%	0.10%	0.11%
Portfolio turnover rate(4)	3.80%	3.72%	5.38%	6.68%	4.56%
Net assets, end of year (000’s)	$118,164,619	$80,865,260	$78,190,881	$71,655,866	$92,963,266

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)	Total return is calculated assuming a purchase of a Unit at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.

(3)	Net of expenses waived by the Trustee.

(4)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

September 30, 2012

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements are presented in United States dollars.

Security Valuation

The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has established a Pricing and Investment Committee (the “Committee”) for the purpose of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, the Trust’s net asset value (“NAV”) may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2012

Note 2 — Significant Accounting Policies – (continued)

liabilities provides the Trust with the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s NAV and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investments by industry.

The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of September 30, 2012 and did not have any transfers between levels for the year ended September 30, 2012.

Subsequent Events

Events or transactions occurring after the year end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

Investment Risk

The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2012

Note 2 — Significant Accounting Policies – (continued)

perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security were removed from the S&P 500 Index.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”) quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional Units may be purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units.

U.S. Federal Income Tax and Certain Other Tax Matters

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”) and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2012 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the United States of America and the State of New York. The Trust would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2012.

Under rules in effect for taxable years beginning before December 22, 2010, the capital loss carryforward period of a RIC was limited to eight years. Capital loss carryforwards of RICs for subsequent taxable years may be carried forward indefinitely, but capital loss carryforwards generated in taxable years subject to the prior rules must be fully used before those generated in subsequent taxable years. Therefore, under certain circumstances, capital loss carryforwards available as of the report date, as described below, may expire unused.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2012

Note 2 — Significant Accounting Policies – (continued)

At September 30, 2012, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30:

2013	$380,379,645
2014	1,174,140,896
2015	1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	188,539,023
Non-Expiring – Short Term	378,595,650
Non-Expiring – Long Term	345,451,782

During the tax year ended September 30, 2012, the Trust utilized capital loss carryforwards of $0 and had $445,024,832 of capital loss carryforwards expire.

During the year ended September 30, 2012, the Trust reclassified $9,190,902,066 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At September 30, 2012, the cost of investments for U.S. federal income tax purposes was $120,716,392,931. Accordingly, gross unrealized appreciation was $5,196,171,442 and gross unrealized depreciation was $7,795,590,487, resulting in net unrealized depreciation of $2,599,419,045.

The tax character of distributions paid during the year ended September 30, 2012 was $2,209,395,148 of ordinary income.

The tax character of distributions paid during the year ended September 30, 2011 was $1,859,515,384 of ordinary income.

The tax character of distributions paid during the year ended September 30, 2010 was $1,549,861,683 of ordinary income.

As of September 30, 2012, the components of distributable earnings (excluding unrealized appreciation/(depreciation)) were undistributed ordinary income of $7,162,620, undistributed long-term capital gain of $0 and unrealized depreciation of $2,599,419,045.

Capital losses realized by the Trust after October 31 and ordinary income losses realized by the Trust after December 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Trust elected for U.S. federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

Post October Loss Deferral	$0
Late Year Ordinary Loss Deferral	0

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2012

Note 3 — Transactions with the Trustee and Sponsor – (continued)

adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2012:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 –$499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 –$2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 – and above	0.06% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2012, the Adjustment Amount reduced the Trustee’s fee by $4,602,275. The Adjustment Amount included an excess of net transaction fees from processing orders of $4,169,916 and a Trustee earnings credit of $432,359.

The Trustee voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2013, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV. The total amount of such waivers by the Trustee for the years ended September 30, 2010, September 30, 2011 and September 30, 2012 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as a basis for determining the composition of the portfolio. The Trustee, on behalf of the Trust, NYSE Arca, Inc. (“NYSE Arca”) and the Sponsor have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

September 30, 2012

Note 3 — Transactions with the Trustee and Sponsor – (continued)

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that may be considered affiliates of the Trustee (State Street Corp.) and Sponsor (NYSE Euronext). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at September 30, 2012 is listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. A transaction fee of $3,000 is currently charged in connection with each creation or redemption of Creation Units through the clearing process per participating party per day, regardless of the number of Creation Units created or redeemed. In the case of redemptions outside the clearing process, the transaction fee plus an additional amount not to exceed three (3) times the transaction fee applicable for one Creation Unit per Creation Unit redeemed are deducted from the amount delivered to the redeemer. Transaction fees are received by the Trustee and used to defray the expense of processing orders.

Note 5 — Investment Transactions

For the year ended September 30, 2012, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $165,220,876,841, $149,670,178,338, $3,974,999,740, and $3,771,861,069, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $9,217,362,190.

SPDR S&P 500 ETF Trust

Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of

SPDR S&P 500 ETF Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR S&P 500 ETF Trust (the “Trust”) at September 30, 2012, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 27, 2012

SPDR S&P 500 ETF Trust

Other Information

September 30, 2012 (Unaudited)

For U.S. federal income tax purposes, the percentage of Trust distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2012 is 98.32%.

For the fiscal year ended September 30, 2012, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 15%. Complete information will be reported in conjunction with your 2012 Form 1099-DIV.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS

Bid/Ask Price(1) vs Net Asset Value

As of September 30, 2012

	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2012	0	0	0	0	0	0
2011	0	0	0	0	0	0
2010	0	0	0	0	0	0
2009	0	0	0	0	0	0
2008	3	4	1	5	1	0

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not an indication of how the Trust will perform in the future.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	29.96%	5.08%	114.02%
Return Based on Bid/Ask Price	29.84%	4.98%	114.37%
S&P 500 Index	30.20%	5.37%	116.15%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	29.96%	1.00%	7.91%
Return Based on Bid/Ask Price	29.84%	0.98%	7.92%
S&P 500 Index	30.20%	1.05%	8.01%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust's NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

Sponsor

PDR Services LLC

c/o NYSE Euronext

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

SPDRAR